Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 29,892,966	$ 88,266,985
Accounts receivable	75,641,780	62,971,542
Inventories	249,606,756	167,191,935
Prepaid expenses and other current assets	1,553,276	5,067,513
Current assets	356,694,778	323,497,975
Non-current
Other non-current assets	6,994,815	1,073,226
Property, plant and equipment	198,536,683	160,756,328
Right-of-use assets	89,663,139	60,508,354
Intangible assets	175,703,257	151,364,023
Contract asset	13,528,646	13,211,006
Non-current assets	484,426,540	386,912,937
Total assets	841,121,318	710,410,912
Current
Trade and other payables	92,424,961	75,222,042
Deferred revenue and other deferred liabilities	18,267,139	634,971
Current portion of long-term debt and other debts	27,056,476	24,713
Current portion of lease liabilities	7,984,563	5,210,183
Current liabilities	145,733,139	81,091,909
Non-current
Long-term debt and other debts	197,885,889	110,648,635
Lease liabilities	83,972,023	58,310,032
Share warrant obligations	29,582,203	23,243,563
Conversion options on convertible debt instruments	25,034,073	0
Non-current liabilities	336,474,188	192,202,230
Total liabilities	482,207,327	273,294,139
SHAREHOLDERS’ EQUITY
Share capital	489,362,920	475,950,194
Contributed surplus	139,569,185	134,365,664
Deficit	(255,746,097)	(151,979,960)
Cumulative translation adjustment	(14,272,017)	(21,219,125)
Total shareholders’ equity	358,913,991	437,116,773
Total shareholders’ equity and liabilities	$ 841,121,318	$ 710,410,912